UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [x] adds new holdings entries.

This filing lists securities holdings reported on a Form 13F filed on March 31, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2001.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   January 28, 2002


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19
                                         --

Form 13F Information Table Value Total:  669,996
                                         -------


List of Other Included Managers:  None



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


                              Title/                         Value     Shrs or  Shr/ Put/            Invest         Voting
      Name of Issuer          Class            CUSIP        (X1000)    Prn Amt  Prn  Call     Mang   Discrt  Sole   Shared    Other
      --------------          -----            -----        -------    -------  ---  ----     ----   ------  ----   ------    -----
BIOCHEM PHARMA INC            COM              09058T108    73960      2434900   SH           DEFINED    1     0      2E+06    0
GEORGIA PAC CORP              COM-TIMBERGRP    373298702    21872       762100   SH           DEFINED    1     0     174300    0
GLOBAL CROSSING LTD           PFDCV6.75%       G3921A134    18178       122000   SH           DEFINED    1     0     122000    0
HEALTH MGMT ASSOC INC NEW     SRSBDBCV144A20   421933AA0     2665      4000000   SH           DEFINED    1     0    4000000    0
HEWLETT PACKARD CO            SBLYONZERON17    428236AC7     2008      3621000   SH           DEFINED    1     0    3621000    0
KERR MCGEE CORP               SBDBCV5.25%10    492386AP2    25703     20750000   SH           DEFINED    1     0    2.1E+07    0
LATTICE SEMICONDUCTOR CORP    SUBNTCV4.75%06   518415AC8    14890     13500000   SH           DEFINED    1     0    1.4E+07    0
LSI LOGIC CORP                SBNTCV4.25%04    502161AD4    32640     27200000   SH           DEFINED    1     0    2.7E+07    0
POWERTEL INC                  COM              73936C109    71078      1292319   SH           DEFINED    1     0      1E+06    0
PRICE COMMUNICATIONS CORP     COMNEW           741437305    23538      1367700   SH           DEFINED    1     0     317900    0
SANMINA CORP                  SUBNTCV4.25%04   800907AB3    11598     10450000   SH           DEFINED    1     0      1E+07    0
SCI SYS INC                   SUBNTCV3%07      783890AF3     2973      3971000   SH           DEFINED    1     0    3971000    0
SOLECTRON CORP                SRLYONZERO20     834182AK3    48058     96600000   SH           DEFINED    1     0    9.7E+07    0
TELEFONOS DE MEXICO SA        SRDBCV4.25%04    879403AD5    19252     16000000   SH           DEFINED    1     0    1.6E+07    0
TYCO INTL LTD NEW             LYONZERO20       902124AC0    30032     41000000   SH           DEFINED    1     0    4.1E+07    0
VOICESTREAM WIRELESS CORP     COM              928615103   180040      1949011   SH           DEFINED    1     0      2E+06    0
WEATHERFORD INTL INC          SRDBCVZERO20     947074AB6    34005     53500000   SH           DEFINED    1     0    5.4E+07
WEATHERFORD INTL INC          SDCVZRO144A20    947074AA8    48306     76000000   SH           DEFINED    1     0    7.6E+07
WILLAMETTE INDS INC           COM              969133107     9200       200000   SH           DEFINED    1     0     200000    0


                              Total Market Value = 669,996


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